Note 9 - Long-term Debt (Details) - Long-term Debt (USD $)	1 Months Ended		9 Months Ended
	Oct. 25, 2013	Sep. 30, 2013	Sep. 30, 2013
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
December 31,	$ 354,547,189		$ 345,352,312
Current portion of long-term debt	72,873,605		35,787,544
Current portion of long-term debt		72,873,605	72,873,605
Long term debt	281,673,584		309,564,768
Long term debt		281,673,584	281,673,584
Additions	8,450,000	36,762,500	36,762,500
Repayments			(27,567,623)
September 30,		354,547,189	354,547,189
Current portion of long-term debt	72,873,605		35,787,544
Current portion of long-term debt		72,873,605	72,873,605
Long term debt	281,673,584		309,564,768
Long term debt		281,673,584	281,673,584
Term Loan 1 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			May 30, 2016
Original Amount		100,067,500	100,067,500
December 31,			40,421,883
Repayments			(6,409,852)
September 30,		34,012,031	34,012,031
Term Loan 2 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			May 09, 2016
Original Amount		79,850,000	79,850,000
December 31,			22,500,000
Repayments			(3,000,000)
September 30,		19,500,000	19,500,000
Term Loan 3 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Jun. 28, 2016
Original Amount		6,580,000	6,580,000
December 31,			2,710,960
Repayments			(236,880)
September 30,		2,474,080	2,474,080
Term Loan 4 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Dec. 21, 2017
Original Amount		49,875,000	49,875,000
December 31,			30,845,014
Repayments			(2,200,500)
September 30,		28,644,514	28,644,514
Term Loan 5 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Feb. 19, 2020
Original Amount		40,250,000	40,250,000
December 31,			26,875,000
Repayments			(1,875,000)
September 30,		25,000,000	25,000,000
Term Loan 6 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Nov. 04, 2020
Original Amount		33,240,000	33,240,000
December 31,			25,484,000
Repayments			(969,500)
September 30,		24,514,500	24,514,500
Term Loan 7 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Oct. 09, 2020
Original Amount		29,437,000	29,437,000
December 31,			10,210,000
Repayments			(390,000)
September 30,		9,820,000	9,820,000
Term Loan 8 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Jul. 20, 2016
Original Amount		45,000,000	45,000,000
December 31,			37,350,000
Repayments			(2,550,000)
September 30,		34,800,000	34,800,000
Term Loan 9 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Jul. 05, 2014
Original Amount		32,200,000	32,200,000
December 31,			23,616,259
Repayments			(1,885,623)
September 30,		21,730,636	21,730,636
Term Loan 10 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Jul. 14, 2019
Original Amount		29,250,000	29,250,000
December 31,			22,080,000
Repayments			(1,170,000)
September 30,		20,910,000	20,910,000
Term Loan 11 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Jul. 02, 2014
Original Amount		26,700,000	26,700,000
December 31,			17,434,196
Repayments			(2,155,268)
September 30,		15,278,928	15,278,928
Term Loan 12 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Sep. 01, 2018
Original Amount		49,400,000	49,400,000
December 31,			44,450,000
Repayments			(2,475,000)
September 30,		41,975,000	41,975,000
Term Loan 13 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Jun. 20, 2020
Original Amount		43,250,000	43,250,000
December 31,			41,375,000
Repayments			(2,250,000)
September 30,		39,125,000	39,125,000
Term Loan 14 [Member]
Note 9 - Long-term Debt (Details) - Long-term Debt [Line Items]
Maturity Date			Dec. 31, 2020
Original Amount		45,212,500	45,212,500
Additions			36,762,500
September 30,		$ 36,762,500	$ 36,762,500